TETON Westwood Equity Fund
Schedule of Investments—June 30, 2026 (Unaudited)
1
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Shares
Market
Value
COMMON STOCKS  — 99.8%
Aerospace and Defense  — 3.2%
1,414 General Dynamics Corp. ..................................... $ 500,895
3,378 The Boeing Co.† .................................................... 731,236
1,232,131
Business Services  — 2.2%
2,478 Visa Inc., Cl. A ...................................................... 850,177
Commercial Services and Supplies  — 2.9%
4,053 Advanced Drainage Systems Inc. ...................... 636,159
5,259 Veralto Corp. ......................................................... 466,368
1,102,527
Communications Equipment  — 2.2%
2,028 Motorola Solutions Inc. ....................................... 842,208
Computer Hardware  — 5.2%
6,889 Apple Inc. .............................................................. 1,993,401
Computer Software and Services  — 9.5%
3,391 Alphabet Inc., Cl. A .............................................. 1,211,842
1,202 Dell Technologies Inc., Cl. C ............................... 518,615
1,347 Meta Platforms Inc., Cl. A ................................... 758,751
3,155 Microsoft Corp. ..................................................... 1,176,878
3,666,086
Consumer Products  — 2.0%
4,168 Philip Morris International Inc. .......................... 754,033
Diversified Industrial  — 6.8%
16,167 CSX Corp. .............................................................. 768,418
1,568 Deere & Co. ........................................................... 994,629
7,431 RB Global Inc. ....................................................... 865,340
2,628,387
Energy and Utilities: Integrated  — 7.1%
7,713 Entergy Corp. ........................................................ 885,915
10,920 NextEra Energy Inc. ............................................. 958,448
7,505 WEC Energy Group Inc. ..................................... 876,359
2,720,722
Energy: Oil  — 5.6%
3,855 Chevron Corp. ...................................................... 639,005
5,272 ExxonMobil Holdings Corp. .............................. 720,788
10,831 The Williams Companies Inc. ............................. 805,176
2,164,969
Entertainment  — 1.6%
22,420 Warner Music Group Corp., Cl. A ..................... 606,909
Equipment and Supplies  — 2.2%
1,644 Hubbell Inc. ........................................................... 860,141
Financial Services  — 14.5%
1,643 Berkshire Hathaway Inc., Cl. B† ........................ 822,141
2,892 Cullen/Frost Bankers Inc. .................................... 446,872
4,749 Intercontinental Exchange Inc. ........................... 584,649
2,656 JPMorgan Chase & Co. ........................................ 869,389
4,493 Morgan Stanley .................................................... 939,217
1,335 MSCI Inc. ............................................................... 747,653
2,185 The Progressive Corp. ......................................... 477,313
8,401 Wells Fargo & Co. ................................................. 694,259
5,581,493
Shares
Market
Value
Food and Beverage  — 2.0%
5,584 PepsiCo Inc. ........................................................... $ 756,074
Health Care  — 12.4%
1,901 AbbVie Inc. ............................................................ 478,367
1,225 Elevance Health Inc. ............................................ 473,744
2,573 Johnson & Johnson ............................................... 653,465
1,048 McKesson Corp. ................................................... 791,869
4,500 Merck & Co. Inc. ................................................... 578,250
2,627 Stryker Corp. ......................................................... 827,085
1,941 Thermo Fisher Scientific Inc. .............................. 973,140
4,775,920
Materials  — 1.9%
3,135 Packaging Corp. of America ............................... 747,008
Metals and Mining  — 1.1%
6,861 Freeport-McMoRan Inc. ...................................... 431,488
Real Estate  — 1.2%
3,378 Prologis Inc., REIT ................................................ 457,618
Retail  — 10.4%
8,295 Amazon.com Inc.† ............................................... 1,977,030
8,895 O'Reilly Automotive Inc.† ................................... 819,141
2,293 The Home Depot Inc. ........................................... 808,695
3,611 Walmart Inc. .......................................................... 408,982
4,013,848
Semiconductors  — 5.8%
1,300 Broadcom Inc. ....................................................... 491,075
4,829 Qnity Electronics Inc. ........................................... 788,624
3,161 Texas Instruments Inc. ......................................... 942,199
2,221,898
TOTAL COMMON STOCKS ........................... 38,407,038
SHORT TERM INVESTMENT  — 0.2%
Other Investment Companies  — 0.2%
73,276 Dreyfus Treasury Securities Cash
Management - Institutional Shares, 3.530%* 73,276
TOTAL INVESTMENTS — 100.0%
(Cost $33,139,284) ............................................. $ 38,480,314
* 1 day yield as of June 30, 2026.
† Non-income producing security.
REIT Real Estate Investment Trust